INCOME TAXES - Reconciliation of effective tax rate to the statutory federal rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate	$ (34,916)	$ (13,857)
Permanent items	5,118	338
State and local taxes, net of federal taxes	(7,110)	(3,560)
Deferred rate changes	6	(17)
Foreign operations	3	0
Valuation allowance	36,042	16,441
Deferred rate changes	910	663
Provision for income taxes	$ 53	$ 8	$ 50
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	21.00%	21.00%
Permanent items	(3.08%)	(0.51%)
State and local taxes, net of federal taxes	4.28%	5.39%
Deferred rate changes	0.00%	0.03%
Foreign operations	0.00%	0.00%
Valuation allowance	(21.68%)	(24.91%)
Deferred rate changes	(0.55%)	(1.00%)
Effective tax rate	(0.03%)	0.00%